Related party transactions (Details Narrative)		1 Months Ended		12 Months Ended
	Sep. 30, 2022 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023
Interests to director | $				$ 44,094	$ 44,094
Service income | $				38,215	38,215
Total consideration		$ 1,500,000	¥ 10,500,000
Cash paid | $				$ 79,320	$ 136,135	$ 299,010
Zhong Yuan Nervonic Acid Bio Ttechnology Co Ltd [Member]
Interest rate	100.00%
Total consideration | ¥	¥ 5,000,000
Yanbian Bao Feng Bio Technology Co Ltd [Member]
Cash paid | ¥	1,000,000
Cash balance | ¥	¥ 4,000,000
Interest rate							7.00%